UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
CLOSED-END FUNDS 99.4%
COMMODITIES 4.1%
Central Fund of Canada Ltd. (Canada)	267,386	$5,179,267
iShares Gold Trust ETF(a)	96,000	1,489,920
iShares Silver Trust ETF(a)	61,300	1,680,846
Market Vectors Gold Miners ETF	68,800	2,604,080
Sprott Physical Gold Trust ETF (Canada)(a)	241,000	3,260,730
Sprott Physical Silver Trust ETF (Canada)(a)	191,900	2,151,199
		16,366,042
COVERED CALL 13.1%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	131,000	2,203,420
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,147,272	15,006,318
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,382,817	14,049,420
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	477,365	5,346,488
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,520,062	14,166,978
Nuveen Equity Premium Opportunity Fund	124,300	1,566,180
		52,338,804
EMERGING MARKETS DEBT 1.0%
AllianceBernstein Global High Income Fund	254,400	4,154,352

ENERGY/ RESOURCES 5.1%
ASA Gold and Precious Metals Ltd. (Bermuda)	339,626	6,541,197
BlackRock Real Asset Equity Trust	448,800	4,488,000
Energy Select Sector SPDR Fund ETF	48,200	3,823,224
Market Vectors Oil Service ETF	127,600	5,479,144
		20,331,565
EQUITY TAX—ADVANTAGED 10.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	531,676	9,921,074
Eaton Vance Tax-Advantaged Global Dividend Income Fund	498,800	7,920,944
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	245,900	5,704,880
Gabelli Dividend & Income Trust	648,169	12,289,284
John Hancock Tax-Advantaged Dividend Income Fund	238,290	4,765,800
Nuveen Tax-Advantaged Total Return Strategy Fund	153,900	1,796,013
		42,397,995

	Number of Shares	Value
FINANCIAL 0.5%
Financial Select Sector SPDR Fund	102,500	$1,864,475

GLOBAL HYBRID (GROWTH & INCOME) 0.9%
Clough Global Opportunities Fund	285,800	3,678,246

GLOBAL INCOME 3.4%
First Trust Aberdeen Global Opportunity Income Fund	21,700	385,609
Legg Mason BW Global Income Opportunities Fund	82,860	1,664,658
Nuveen Global Government Enhanced Income Fund	148,100	2,076,362
Nuveen Multi-Currency Short-Term Government Income Fund	232,100	3,008,016
Templeton Global Income Fund	401,472	3,765,807
Western Asset Global High Income Fund	198,300	2,748,438
		13,648,890
GOVERNMENT 0.4%
AllianceBernstein Income Fund	207,718	1,697,056

HEALTH/BIOTECH 0.3%
BlackRock Health Sciences Trust	42,000	1,302,840

HIGH YIELD 8.2%
New America High Income Fund	548,678	5,788,553
PIMCO High Income Fund	1,002,232	12,377,565
Pioneer Diversified High Income Trust	213,870	4,619,592
Pioneer High Income Trust	105,730	1,794,238
Wells Fargo Advantage Income Opportunities Fund	562,500	5,641,875
Western Asset High Income Fund II	202,535	2,025,350
Western Asset High Yield Defined Opportunity Fund	42,300	803,277
		33,050,450
INVESTMENT GRADE 1.8%
John Hancock Investors Trust	34,098	765,841
PIMCO Corporate Opportunity Fund	290,233	6,245,814
		7,011,655
LIMITED DURATION 1.0%
Eaton Vance Limited Duration Income Fund	187,037	3,198,333
Wells Fargo Advantage Multi-Sector Income Fund	47,200	773,608
		3,971,941
MASTER LIMITED PARTNERSHIPS 8.6%
ClearBridge Energy MLP Fund	15,700	420,132
First Trust Energy Income and Growth Fund	226,880	8,110,960

	Number of Shares	Value
First Trust MLP and Energy Income Fund	331,639	$6,934,571
Kayne Anderson Energy Total Return Fund	247,624	7,369,290
Kayne Anderson Midsteam/Energy Fund	130,490	4,332,268
Kayne Anderson MLP Investment Company	55,300	1,920,016
Nuveen Energy MLP Total Return Fund	253,223	5,180,943
		34,268,180
MULTI-SECTOR 12.6%
AllianzGI Convertible & Income Fund	1,415,200	13,416,096
AllianzGI Convertible & Income Fund II	1,258,670	10,900,082
PIMCO Dynamic Credit Income Fund	73,400	1,821,788
PIMCO Dynamic Income Fund	287,785	8,950,114
PIMCO Income Opportunity Fund	333,709	10,314,945
PIMCO Income Strategy Fund II	446,500	5,116,890
		50,519,915
MUNICIPAL 0.0%
PIMCO Municipal Income Fund II	5,514	71,020

PREFERRED 6.7%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	298,372	6,101,708
Flaherty & Crumrine/Claymore Total Return Fund	203,900	4,318,602
Nuveen Preferred & Income Term Fund	75,302	1,927,731
Nuveen Preferred Income Opportunities Fund	1,420,748	14,591,082
		26,939,123
REAL ESTATE 3.3%
Alpine Global Premier Properties Fund	482,011	3,995,871
CBRE Clarion Global Real Estate Income Fund	405,812	3,960,725
LMP Real Estate Income Fund	65,300	858,042
Nuveen Real Estate Income Fund	354,639	4,436,534
		13,251,172
SENIOR LOAN 10.4%
Eaton Vance Floating-Rate Income Trust	289,193	5,069,553
Eaton Vance Senior Floating-Rate Trust	221,026	3,680,083
Eaton Vance Senior Income Trust	723,987	5,487,822
Nuveen Credit Strategies Income Fund	1,391,180	14,537,831
Nuveen Floating Rate Income Fund	311,900	4,107,723
Nuveen Floating Rate Income Opportunity Fund	99,300	1,345,515
Nuveen Short Duration Credit Opportunities Fund	147,000	3,069,360

		Number of Shares	Value
Pioneer Floating Rate Trust		330,290	$4,564,608
			41,862,495
U.S. GENERAL EQUITY 5.2%
Consumer Discretionary Select Sector SPDR Fund ETF		19,200	1,016,832
Gabelli Equity Trust		1,643,300	10,648,584
Royce Value Trust		473,400	7,129,404
SPDR S&P 500 ETF Trust		13,000	2,035,150
			20,829,970
U.S. HYBRID (GROWTH & INCOME) 1.6%
DNP Select Income Fund		421,941	4,278,482
Guggenheim Strategic Opportunities Fund		88,300	2,060,039
			6,338,521
UTILITY 0.6%
Macquarie Global Infrastructure Total Return Fund		76,779	1,626,179
The Reaves Utility Income Trust		30,300	802,344
			2,428,523
TOTAL CLOSED-END FUNDS (Identified cost—$331,798,589)			398,323,230

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		700,810	700,810
Federated Government Obligations Fund, 0.01%(b)		701,129	701,129

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,401,939)			1,401,939

TOTAL INVESTMENTS (Identified cost—$333,200,528)	99.7%		399,725,169

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		1,081,258

NET ASSETS (Equivalent to $14.61 per share based on 27,439,099 shares of common stock outstanding)	100.0%		$400,806,427

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	Non-income producing security.
(b)	Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Closed-End Funds	$398,323,230	$398,323,230	$—	$—
Money Market Funds	1,401,939	—	1,401,939	—
Total Investments(a)	$399,725,169	$398,323,230	$1,401,939	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$333,200,528
Gross unrealized appreciation	$72,817,852
Gross unrealized depreciation	(6,293,211)
Net unrealized appreciation	$66,524,641

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cohen & Steers Closed-End Opportunity Fund, Inc.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013